CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
Unrealized (loss) gain on investment and mortgage-backed securities available for sale, income tax	$ 22,999	$ 94,962	$ (177,844)